Exhibit 99.6

Monthly Investor Report: Verizon Master Trust - VZMT 2025-1

Collection Period		Payment Date		Transaction Month	Series Status at End of Prior Payment Date
July 2026		08/20/2026		19		Revolving
Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A	1/20/28	01/21/2031	$534,600,000.00		4.71%			4.71%
Class B	1/20/28	01/21/2031	$40,872,000.00		4.94%			4.94%
Class C	1/20/28	01/21/2031	$24,528,000.00		5.09%			5.09%

Total			$600,000,000.00

Series 2025-1 Allocation % x Group One Available Funds	$41,930,310.31
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption
Total Available Funds	$41,930,310.31

Beginning of Period Reserve Account Balance	$6,539,509.54
Required Reserve Amount	$6,539,509.54
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$6,539,509.54

Waterfall Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$45.47	$45.47	$0.00	$0.00	$41,930,264.84
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$41,930,264.84
Asset Representations Reviewer Fee	$23.36	$23.36	$0.00	$0.00	$41,930,241.48
Supplemental ARR Fee	$93.44	$93.44	$0.00	$0.00	$41,930,148.04
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$41,928,898.04
Servicing Fee	$463,682.79	$463,682.79	$0.00	$0.00	$41,465,215.25
Class A Note Interest	$2,098,305.00	$2,098,305.00	$0.00	$0.00	$39,366,910.25
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,366,910.25
Class B Note Interest	$168,256.40	$168,256.40	$0.00	$0.00	$39,198,653.85
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,198,653.85
Class C Note Interest	$104,039.60	$104,039.60	$0.00	$0.00	$39,094,614.25
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,094,614.25
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$39,094,614.25
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,094,614.25
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$39,094,614.25
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$39,094,614.25
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$39,094,614.25
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$39,094,614.25
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$39,094,614.25
Class R Interest	$39,094,614.25	$39,094,614.25	$0.00	$0.00	$0.00

Total	$41,930,310.31	$41,930,310.31	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts					$0.00

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A	$0.00	$0.00	$2,098,305.00	$0.00	$0.00	$2,098,305.00
Class B	$0.00	$0.00	$168,256.40	$0.00	$0.00	$168,256.40
Class C	$0.00	$0.00	$104,039.60	$0.00	$0.00	$104,039.60

Total	$0.00	$0.00	$2,370,601.00	$0.00	$0.00	$2,370,601.00

		Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
Noteholder Payments	Note Balance per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A	$1,000.00	$3.93	$0.00	$3.93	$534,600,000.00	1.00	$534,600,000.00	1.00
Class B	$1,000.00	$4.12	$0.00	$4.12	$40,872,000.00	1.00	$40,872,000.00	1.00
Class C	$1,000.00	$4.24	$0.00	$4.24	$24,528,000.00	1.00	$24,528,000.00	1.00

Total	$1,000.00	$3.95	$0.00	$3.95	$600,000,000.00	1.00	$600,000,000.00	1.00

	Beginning Period	Add: Deposit	Ending Period
Principal Funding Account Limit	$300,000,000.00		$300,000,000.00
Principal Funding Account balance	$0.00	$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.